Summary of Unaudited Pro Forma Results of Operations (Details) - Pro Forma [Member] - USD ($)	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020
Sales	$ 12,860,406	$ 14,047,859
Cost of goods sold	8,231,486	8,420,513
Gross profit	4,628,920	5,627,346
Operating expenses	10,285,972	14,091,463
Loss from operations	(5,657,052)	(8,464,117)
Net loss	$ (6,335,783)	$ (9,421,409)
Loss per share	$ (0.22)	$ (0.35)